Securities - Maturity Distribution and Yield of Investment Securities Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Securities available-for-sale, Amount:
Within 1 year	$ 6,204
1-5 years	50,757
5-10 years	4,921
After 10 years	2,019
Available-for-sale	$ 102,106	$ 88,031
Securities available-for-sale (Yield):
Within 1 year	3.29%
1-5 years	3.22%
5-10 years	3.22%
After 10 years	2.95%
Total	3.50%
Securities held-to-maturity, Amount:
Within 1 year	$ 4,876
1-5 years	11,410
5-10 years	572
After 10 years	26
Amortized cost	$ 48,094	48,596
Securities held-to-maturity (Yield):
Within 1 year	1.44%
1-5 years	1.95%
5-10 years	1.82%
After 10 years	2.22%
Total	2.41%
Total securities	$ 11,080
Total securities	2.48%
Total securities	$ 62,167
Total securities	2.99%
Total securities	$ 5,493
Total securities	3.08%
Total securities	$ 2,045
Total securities	2.94%
Total securities	$ 150,200
Total securities	3.15%
U.S. Treasury
Securities available-for-sale, Amount:
Within 1 year	$ 1,244
1-5 years	22,391
5-10 years	149
After 10 years	1,927
Available-for-sale	$ 25,711	16,403
Securities available-for-sale (Yield):
Within 1 year	2.58%
1-5 years	3.19%
5-10 years	4.54%
After 10 years	2.94%
Total	3.15%
Securities held-to-maturity, Amount:
Within 1 year	$ 3,508
1-5 years	4,104
5-10 years	218
After 10 years	0
Amortized cost	$ 7,830	8,833
Securities held-to-maturity (Yield):
Within 1 year	1.28%
1-5 years	1.14%
5-10 years	1.49%
After 10 years	0.00%
Total	1.21%
Total non-U.S. government
Securities available-for-sale, Amount:
Within 1 year	$ 3,329
1-5 years	21,547
5-10 years	3,600
After 10 years	92
Available-for-sale	$ 28,568	24,747
Securities available-for-sale (Yield):
Within 1 year	3.54%
1-5 years	3.29%
5-10 years	3.29%
After 10 years	3.17%
Total	3.32%
Securities held-to-maturity, Amount:
Within 1 year	$ 716
1-5 years	4,903
5-10 years	35
After 10 years	0
Amortized cost	$ 5,654	4,479
Securities held-to-maturity (Yield):
Within 1 year	2.04%
1-5 years	2.71%
5-10 years	2.65%
After 10 years	0.00%
Total	2.62%
Foreign covered bonds
Securities available-for-sale, Amount:
Within 1 year	$ 1,631
1-5 years	5,832
5-10 years	605
After 10 years	0
Available-for-sale	$ 8,068	7,068
Securities available-for-sale (Yield):
Within 1 year	3.33%
1-5 years	3.01%
5-10 years	3.05%
After 10 years	0.00%
Total	3.08%
Securities held-to-maturity, Amount:
Within 1 year	$ 191
1-5 years	545
5-10 years	0
After 10 years	0
Amortized cost	$ 736	555
Securities held-to-maturity (Yield):
Within 1 year	2.50%
1-5 years	2.59%
5-10 years	0.00%
After 10 years	0.00%
Total	2.57%
U.S. government agencies
Securities available-for-sale, Amount:
Within 1 year	$ 0
1-5 years	987
5-10 years	567
After 10 years	0
Available-for-sale	$ 1,554	2,289
Securities available-for-sale (Yield):
Within 1 year	0.00%
1-5 years	3.51%
5-10 years	2.61%
After 10 years	0.00%
Total	3.18%
Securities held-to-maturity, Amount:
Within 1 year	$ 461
1-5 years	1,858
5-10 years	308
After 10 years	26
Amortized cost	$ 2,653	3,669
Securities held-to-maturity (Yield):
Within 1 year	1.24%
1-5 years	1.58%
5-10 years	1.85%
After 10 years	2.22%
Total	1.56%
Other debt securities
Securities held-to-maturity, Amount:
Within 1 year	$ 0
1-5 years	0
5-10 years	11
After 10 years	0
Amortized cost	$ 11	11
Securities held-to-maturity (Yield):
Within 1 year	0.00%
1-5 years	0.00%
5-10 years	4.75%
After 10 years	0.00%
Total	4.75%
Agency RMBS
Securities available-for-sale, Amount:
Available-for-sale	$ 21,220	19,900
Securities available-for-sale (Yield):
Total	4.11%
Securities held-to-maturity, Amount:
Amortized cost	$ 26,432	25,824
Securities held-to-maturity (Yield):
Total	2.57%
Non-agency RMBS
Securities available-for-sale, Amount:
Available-for-sale	$ 1,515	1,478
Securities available-for-sale (Yield):
Total	3.42%
Securities held-to-maturity, Amount:
Amortized cost		14
Agency commercial MBS
Securities available-for-sale, Amount:
Available-for-sale	$ 6,780	7,225
Securities available-for-sale (Yield):
Total	3.05%
Securities held-to-maturity, Amount:
Amortized cost	$ 2,937	3,395
Securities held-to-maturity (Yield):
Total	2.70%
Non-agency commercial MBS
Securities available-for-sale, Amount:
Available-for-sale	$ 2,196	2,487
Securities available-for-sale (Yield):
Total	2.83%
CLOs
Securities available-for-sale, Amount:
Available-for-sale	$ 6,118	5,819
Securities available-for-sale (Yield):
Total	5.08%
Securities held-to-maturity, Amount:
Amortized cost	$ 1,841	1,816
Securities held-to-maturity (Yield):
Total	5.29%
Other ABS
Securities available-for-sale, Amount:
Available-for-sale	$ 376	$ 615
Securities available-for-sale (Yield):
Total	2.51%